Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities:
Deferred finance costs, current	$ 110	$ 0
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	20,000	0
Preferred stock, shares outstanding (in shares)	20,000	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	18,191,614	17,298,613
Common stock, shares outstanding (in shares)	18,191,614	17,298,613
Long-Term Debt and Other Financial Liabilities [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	$ 1,856	$ 1,347
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	1,871	2,030
Convertible Notes [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	332	1,046
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	$ 0	$ 1,597